Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Option Awards

We have historically granted equity awards on an annual basis and on a discretionary basis in connection with certain events. We do not have a formal policy regarding the timing of awards of option awards in relation to our disclosure of material non-public information. However, our historical practice is to grant option awards three trading days following the release of material non-public information in order to prevent the release of such information from affecting the value of our equity compensation.

Award Timing Method	We have historically granted equity awards on an annual basis and on a discretionary basis in connection with certain events.